Investment Objectives and Goals	Jul. 31, 2025
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund
Prospectus [Line Items]
Objective [Heading]	What are the Fund’s investment objectives?
Objective, Primary [Text Block]	Nomura Strategic Income Fund seeks high current income and, secondarily, long-term total return.
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund
Prospectus [Line Items]
Objective [Heading]	What are the Fund’s investment objectives?
Objective, Primary [Text Block]	Nomura Emerging Markets Debt Corporate Fund primarily seeks current income and, secondarily, capital appreciation.